Fair Value Measurement - Summary of Changes in Fair Value of Warrants for Preferred Shares (Details) $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Fair Value Disclosures [Abstract]
Balance at the beginning of the period	$ 3,612
Changes in fair value during the period	168
Exercise of warrants to preferred shares	(3,780)
Balance at end of the period	$ 0